October 31, 1997

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:  Division of Investment Management

       Re:  Merrill Lynch Massachusetts Municipal Bond Fund of
	    Merrill Lynch Multi-State Municipal Series Trust
	    Post-Effective Amendment No. 7 to the
	    Registration Statement on Form N-1A
	    (Securities Act File No. 33-35987
	    Investment Company Act File No. 811-4375)

Ladies and Gentlemen:

   Pursuant to Rule 497 (j) under the Securities Act of
1933, as amended (the "1933 Act"), Merrill Lynch Massachusetts
Municipal Bond Fund of Merrill Lynch Multi-State Municipal
Series Trust (the "Trust") hereby certifies that:

   (1) the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497 (c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 7 to the Trust's Registration Statement on Form N-1A, constituting the most recent amendment to the Trust's Registration Statement on Form N-1A; and

   (2) the text of Post-Effective Amendment No. 7 to the Trust's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange
       Commission on October 28, 1997.

				 Very truly yours,

		Merrill Lynch Massachusetts Municipal Bond Fund
			of Merrill Lynch Multi-State
			   Municipal Series Trust

		By:   Robert E. Putney, III /s/
		      _________________________
			Robert E. Putney, III
			    Secretary